Condensed Consolidated Statements of Operations (Q2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Rental income	$ 9,173,000	$ 9,277,020	$ 18,213,863	$ 20,331,429
Expenses:
General and administrative	2,875,869	2,369,358	6,158,753	4,924,363
Depreciation and amortization	3,978,323	4,480,262	8,003,026	9,115,786
Interest expense	2,098,649	2,558,877	3,879,785	6,463,533
Property expenses	1,697,886	1,854,637	3,452,833	3,803,356
Impairment of real estate investment properties	(400,999)	349,457	(400,999)	9,506,525
Impairment of goodwill and intangible assets	0	0	0	34,572,403
Reserve for loan guarantee	0	(4,253)	0	3,125,037
Total expenses	10,249,728	11,608,338	21,093,398	71,511,003
Other operating income:
Gain on sale of real estate investments	0	0	289,642	0
Real estate operating loss	(1,076,728)	(2,331,318)	(2,589,893)	(51,179,574)
Other income:
Interest income	51	605	100	4,822
Income from investments in unconsolidated entities	74,834	125,658	147,302	146,411
Gain on forgiveness of economic relief note payable	0	0	517,000	0
Other	0	(4,855)	20,000	(4,855)
Other (expense) income, net	74,885	121,408	684,402	146,378
Net loss	$ (1,001,843)	$ (2,209,910)	$ (1,905,491)	$ (51,033,196)
Net loss per share, basic (in usd per share)	$ (0.13)	$ (0.28)	$ (0.25)	$ (6.39)
Net loss per share, diluted (in usd per share)	$ (0.13)	$ (0.28)	$ (0.25)	$ (6.39)
Weighted-average number of common shares outstanding, basic (in shares)	7,614,196	8,032,467	7,630,401	7,992,108
Weighted-average number of common shares outstanding, diluted (in shares)	7,614,196	8,032,467	7,630,401	7,992,108
Distributions declared per common share (in usd per share)	$ 0.2625	$ 0.4080	$ 0.5250	$ 0.9330